Revenue Recognition (Tables)	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Schedule of disaggregated revenues
	December 31, 2021	December 31, 2020
Product revenue
Powertrains	$2,152	$993
Stepvans & vehicle incentives	2,735	1,516
Total product revenue	4,887	2,509

Ancillary revenue	161	132
Total revenue	$5,048	$2,641